CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Share capital	Shares held in trust	Other reserves	Retained earnings	Non- controlling interest
Beginning balance at Dec. 31, 2018		$ 202,538	$ 198,650	$ 685	$ (1,260)	$ 16,615	$ 182,610	$ 3,888
Comprehensive income/(loss) for the period		14,398	13,773			(2,069)	15,842	625
Transfer from other comprehensive income		0	0			(74)	74
Dividends		(15,735)	(15,198)				(15,198)	(537)
Repurchases of shares	[1]	(10,286)	(10,286)	(28)		28	(10,286)
Share-based compensation		(465)	(465)		197	(49)	(613)
Other changes in non-controlling interest		13	2				2	11
Ending balance at Dec. 31, 2019		190,463	186,476	657	(1,063)	14,451	172,431	3,987
Comprehensive income/(loss) for the period		(23,376)
Comprehensive income for the period		(23,093)	(23,229)			(1,832)	(21,397)	136
Transfer from other comprehensive income		0	0			270	(270)
Dividends		(7,581)	(7,270)				(7,270)	(311)
Repurchases of shares		(1,214)	(1,214)	(6)		6	(1,214)
Share-based compensation		(19)	(19)		354	(143)	(230)
Other changes in non-controlling interest		(19)	566				566	(585)
Ending balance at Dec. 31, 2020		158,537	155,310	651	(709)	12,752	142,616	3,227
Comprehensive income/(loss) for the period		26,703	26,235			6,134	20,101	468
Transfer from other comprehensive income		0	0			(45)	45
Dividends		(6,669)	(6,321)				(6,321)	(348)
Repurchases of shares	[1]	(3,513)	(3,513)	(10)		10	(3,513)
Share-based compensation		250	250		99	58	93
Other changes in non-controlling interest		18	5				5	13
Ending balance at Dec. 31, 2021		$ 175,326	$ 171,966	$ 641	$ (610)	$ 18,909	$ 153,026	$ 3,360

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the year. (See Note 21)